Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,997,923.68
Total Fee Amount	14,638.33
Total Offset Amount	0.00
Net Fee	$ 14,638.33
Offering Table N/A
Offset Table N/A	N/A